Liquidity	9 Months Ended	12 Months Ended
	Mar. 31, 2012	Jun. 30, 2011
Liquidity [Abstract]
Liquidity

3. Liquidity

As of March 31, 2012, the Company's cash and cash equivalents balance was $1,857,000. The Company incurred net losses of $3,471,000 for the nine-month period ended March 31, 2012 and $3,733,000 and $2,169,000 in the fiscal years ended June 30, 2011 and 2010, respectively. In addition, the Company has accumulated aggregate net losses from the inception of business through March 31, 2012 of $113,502,000.

During the first quarter of fiscal 2012, the Company entered into a license agreement with Medtronic for the Prostiva RF Therapy System. The Company paid Medtronic $500,000 on September 6, 2011 for half of the $1,000,000 initial license fee, with the remaining $500,000 payable on the one-year anniversary of this date, September 6, 2012. As part of the licensing agreement, royalty payments for Prostiva products are paid one year in arrears based on the contract year, with the first payment of royalties due October 6, 2012. In addition, during the first two quarters of this fiscal year the agreement included deferred payment terms on both inventory transferred following the close of the agreement and on shipments of products purchased. Deferred payments to be made on inventory received through March 31, 2012 approximated $2.1 million. During the first quarter of fiscal year 2013, payments to Medtronic for $1.4 million of Prostiva product purchased since the acquisition date will be due, and an additional $700,000 will be due in the second quarter of fiscal year 2013.

As a result of the Company's history of operating losses and negative cash flows from operations, and the licensing fee and transaction expenses related to the Prostiva acquisition, there is substantial doubt about our ability to continue as a going concern. The Company's cash and cash equivalents may not be sufficient to sustain day-to-day operations for the next 12 months and the Company's ability to continue as a going concern is dependent upon improving its liquidity. While its primary goal is to generate capital through cash flow from operations, the Company is also pursuing financing alternatives. On January 11, 2012, the Company entered into a line of credit facility with Silicon Valley Bank to provide additional liquidity. The line of credit allows borrowing by the Company of up to the lesser of $2.0 million or the defined borrowing base consisting of 80% of eligible accounts receivable. As of March 31, 2012 the Company has not borrowed against this facility. There is no assurance that our cash, cash generated from operations, if any, and available borrowing under our agreement with Silicon Valley Bank will be sufficient to fund our anticipated capital needs and operating expenses, particularly if product sales do not generate revenues in the amounts currently anticipated or if our operating costs are greater than anticipated.

The Company's current plan to improve its cash and liquidity position is to raise capital by incurring additional indebtedness or an offering of its equity securities or both.

On April 30, 2012, the Company was notified that it did not meet the requirements for continued listing on the Nasdaq Capital Market because its shareholders' equity was $1,752,000 at March 31, 2012, which is less than the $2.5 million in shareholders' equity required by the Nasdaq Stock Market Listing Rules. Under the Listing Rules, the Company has 45 calendar days to submit a plan to regain compliance with this standard. If the plan is accepted, the Nasdaq Stock Market can grant an extension of up to 180 calendar days from the date of its letter to evidence compliance with the minimum shareholders' equity requirement. Compliance with the minimum shareholders' equity requirement will be achieved only through generating significant income from operations during the timeframe for compliance or by an equity financing in an amount sufficient to restore the Company's shareholders' equity to at least $2.5 million.

While it is our intention to raise capital, there can be no assurance that the Company will be able to raise additional capital through a debt or equity financing. If the Company does obtain additional financing, there can be no assurance that it will be obtained in an amount that is sufficient, in a timely manner, or on terms and conditions acceptable to the Company or its shareholders. The Company believes that delisting from the Nasdaq Stock Market would impair its ability to raise additional working capital through an equity financing. If the Company is unable to obtain additional capital in an amount sufficient to meet its needs and in a timely manner, the Company may be required to further reduce expenses and curtail capital expenditures, sell assets, or suspend or discontinue operations. If the Company is unable to obtain additional capital in an amount sufficient to meet its needs and in a timely manner, the Company may not be able to make the required payments to Medtronic with respect to the Prostiva acquisition, which would give Medtronic the right to terminate the Company's rights to sell the Prostiva product.

The financial statements as of and for the three and nine-months ended March 31, 2012 do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result should the Company be unable to continue as a going concern.

3. Liquidity

The Company incurred net losses of $3,733,000 in fiscal year 2011 and $2,169,000 and $4,419,000 in the fiscal years ended 2010 and 2009, respectively. In addition, the Company has accumulated aggregate net losses from the inception of business through June 30, 2011 of $110,031,000. At June 30, 2011, the Company had cash and cash equivalents of $3,061,000 and no debt.

Subsequent to the end of our fiscal year, the Company entered into a license agreement with Medtronic and paid Medtronic $500,000 of the $1,000,000 initial license fee on September 6, 2011. Primarily due to this licensing payment, acquisition and integration related expenses, the net loss incurred in the current business and one-time annual operating expenses such as insurance premiums, as of September 16, 2011 the Company's cash and cash equivalents balance was approximately $1.5 million. The significant decrease in our cash balance in the first quarter of fiscal year 2012 is not expected to continue throughout the remainder of the fiscal year as the cash outflows in the first quarter related to the annual payments and the licensing fee will not occur again in fiscal year 2012. In addition, as part of the licensing agreement, payments for Prostiva products and royalties are deferred into the next fiscal year while collections of Prostiva revenue commence immediately.

As a result of the Company's history of operating losses and negative cash flows from operations, the licensing fee and integration expenses related to the Prostiva product, and the uncertainty regarding the Company's ability to obtain additional capital, there is substantial doubt about our ability to continue as a going concern. The Company's cash and cash equivalents may not be sufficient to sustain day-to-day operations for the next 12 months and the Company's ability to continue as a going concern is dependent upon improving our liquidity. While our primary goal is to generate capital through cash flow from operations, the Company is also pursuing financing alternatives. The Company intends to seek additional financing by incurring indebtedness or from an offering of our equity securities or both.

There can be no assurance that the Company will be able to raise additional capital through a debt or equity financing. If the Company does obtain such financing, there can be no assurance that additional financing will be obtained in an amount that is sufficient, in a timely manner, or on terms and conditions acceptable to the Company or its shareholders. If the Company is unable to obtain additional capital in an amount sufficient to meet its needs and in a timely manner, the Company may be required to further reduce expenses and curtail capital expenditures, sell assets, or suspend or discontinue operations.

The fiscal year 2011 financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result should the Company be unable to continue as a going concern.